Long-Term Debt - Other - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) term_loan credit_facility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	3.22%	3.04%
Foreign exchange (losses) gains	$ 8,612	$ (21,356)	$ (9,640)
Aggregate annual long-term debt principal repayments, 2020	156,800
Aggregate annual long-term debt principal repayments, 2021	346,400
Aggregate annual long-term debt principal repayments, 2022	123,800
Aggregate annual long-term debt principal repayments, 2023	184,600
Aggregate annual long-term debt principal repayments, 2024	404,300
Aggregate annual long-term debt principal repayments, thereafter	$ 179,000
Number of term loans | term_loan	5
Long-term debt	$ 1,379,642	$ 1,472,213
Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Number of term loans | credit_facility	5
Long-term debt	$ 496,100
Long Term Debt1 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	115.00%
Long Term Debt2 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	120.00%
Long Term Debt3 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	135.00%
Long Term Debt4 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	110.00%
Long Term Debt5 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	120.00%
Transportation equipment | Long Term Debt1 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	1030.00%
Transportation equipment | Long Term Debt2 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	151.00%
Transportation equipment | Long Term Debt3 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	241.00%
Transportation equipment | Long Term Debt4 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	146.00%
Transportation equipment | Long Term Debt5 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	166.00%